Net income per common share - Reconciliation of denominator used for calculation of diluted net income per common share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Denominator for basic net income per common share (in shares)	67,805,220	71,422,360
Effect of dilutive stock options (in shares)	6,395	10,108
Effect of dilutive TSARS (in shares)	0	245,016
Denominator for diluted net income per common share (in shares)	67,811,615	71,677,484